Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Capital management [Abstract]
Disclosure of capital structure [Table Text Block]
	December 31,	December 31,
	2024	2023
Equity attributable to owners of the Company	$164,818	$248,652
Debt	92,280	75,000
	$257,098	$323,652